Accounts Receivable, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable Net
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Accounts receivable	2,844,356	3,987,642	3,030,608
Less: allowance for expected credit losses	(6,170)	(6,170)	(4,689)
Accounts receivable, net	2,838,186	3,981,472	3,025,919

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of December 31:

	2023 SGD	2024 SGD	2024 USD
Accounts receivable	3,535,071	2,844,356	2,133,268
Less: allowance for credit loss	(6,170)	(6,170)	(4,628)
Accounts receivable, net	3,528,901	2,838,186	2,128,640

Movement of the allowance for accounts receivable were as follows for the years ended December 31, 2023 and 2024, respectively:

	2023	2024	2024
	SGD	SGD	USD
Balance at beginning of the year	6,170	6,170	4,628
Addition	2,750	-	-
Write-off	(2,750)	-	-
Balance at end of the year	6,170	6,170	4,628

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements